Finance costs (Tables)	9 Months Ended
Sep. 30, 2026
Finance costs.
Schedule of finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	64.2	62.5	199.6	186.8
Fair value loss on non-deliverable forwards (note 12)	6.5	—	36.9	—
Interest and finance charges for lease liabilities	12.5	10.5	36.4	28.7
Net foreign exchange loss on derivative instruments - realized	—	3.3	—	3.3
Interest expense - withholding tax on interest	4.5	1.5	13.3	18.4
Net foreign exchange loss arising from financing - realized	4.9	4.7	9.4	11.5
Fees on borrowings and financial derivatives	2.2	3.1	5.5	6.7
Fair value loss on embedded options (note 12)	18.5	—	7.1	—
Unwinding of discount on decommissioning liability	1.1	1.5	3.6	4.3
Fair value loss on contingent consideration	—	—	1.2	—
	114.4	87.1	313.0	259.7
(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.